Consolidated Cash Flow Statements - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities
Payments to suppliers and employees	$ (17,720,622)	$ (14,363,974)	$ (17,325,579)
Interest received	20,491	19,162	119,089
R&D tax refund		4,824,880	3,251,672
Interest paid	(1,299)	(3,878)
Other grant received	213,235
COVID-19 government relief	158,126	92,688
Net cash flows used in operating activities	(17,330,069)	(9,431,122)	(13,954,818)
Cash Flows from Investing Activities
Payments for purchase of plant and equipment	(10,472)	(16,744)	(7,022)
Net cash flows used in investing activities	(10,472)	(16,744)	(7,022)
Cash Flows from Financing Activities
Proceeds from issue of securities and other equity securities	39,236,886	4,363,886	13,084,629
Payment of share issue costs	(2,492,650)	(292,768)	(362,320)
Principal elements of lease payments	(58,289)	(89,241)
Net cash flows generated from financing activities	36,685,947	3,981,877	12,722,309
Net increase/(decrease) in cash and cash equivalents	19,345,406	(5,465,989)	(1,239,531)
Opening cash and cash equivalents brought forward	9,196,892	14,399,904	15,235,556
Exchange rate adjustments on cash and cash equivalents held in foreign currencies	(426,782)	262,977	403,879
Closing cash and cash equivalents carried forward	$ 28,115,516	$ 9,196,892	$ 14,399,904